COST REDUCTION ACTIONS - Restructuring Charges and Payments (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 29, 2018	Sep. 29, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 30, 2017	Sep. 30, 2017	Jul. 01, 2017	Apr. 01, 2017	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Cost Reduction Actions
Beginning Balance				$ 4.9				$ 4.8	$ 4.9	$ 4.8
Charges (Reversals), net									73.7	33.4
Cash payments									(26.0)	(32.2)
Non-cash asset Impairment									(9.9)	(1.0)
Foreign Currency Translation									(1.3)	(0.1)
Ending Balance	$ 41.4				$ 4.9				41.4	4.9	$ 4.8
Severance and related costs
Cost Reduction Actions
Charges (Reversals), net	7.0	$ (7.1)	$ 58.8	4.3	9.5	$ 8.7	$ 7.3	5.7	63.0	31.2	14.7
2015/2016 Actions
Cost Reduction Actions
Charges (Reversals), net									14.3	34.1	20.9
2015/2016 Actions | Severance and related costs
Cost Reduction Actions
Beginning Balance				4.3				3.3	4.3	3.3
Charges (Reversals), net									11.2	31.9
Cash payments									(15.2)	(30.8)
Foreign Currency Translation										(0.1)
Ending Balance	0.3				4.3				0.3	4.3	3.3
2015/2016 Actions | Lease cancellation costs
Cost Reduction Actions
Beginning Balance				$ 0.6				0.2	0.6	0.2
Charges (Reversals), net									0.8	1.2
Cash payments									(1.0)	(0.8)
Ending Balance	0.4				$ 0.6				0.4	0.6	0.2
2015/2016 Actions | Asset impairment charges
Cost Reduction Actions
Charges (Reversals), net									2.3	1.0
Non-cash asset Impairment									(2.3)	(1.0)
Prior Actions | Severance and related costs
Cost Reduction Actions
Beginning Balance								$ 1.3		1.3
Charges (Reversals), net										(0.7)
Cash payments										$ (0.6)
Ending Balance											$ 1.3
2018/2019 Actions
Cost Reduction Actions
Charges (Reversals), net	4.2
2018/2019 Actions | Severance and related costs
Cost Reduction Actions
Charges (Reversals), net									51.8
Cash payments									(9.8)
Foreign Currency Translation									(1.3)
Ending Balance	$ 40.7								40.7
2018/2019 Actions | Asset impairment charges
Cost Reduction Actions
Charges (Reversals), net									7.6
Non-cash asset Impairment									(7.6)
2018 Plan
Cost Reduction Actions
Charges (Reversals), net									$ 55.2